Share-Based Compensation - Schedule of Allocation of Total Share-Based Compensation Expenses (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allocation of Total Share-Based Compensation Expenses [Line Items]
Total	$ 469,583	$ 223,933
Sales and marketing expenses [Member]
Schedule of Allocation of Total Share-Based Compensation Expenses [Line Items]
Total	59,000	121,800
General and administrative expenses [Member]
Schedule of Allocation of Total Share-Based Compensation Expenses [Line Items]
Total	$ 410,583	$ 102,133